FAIR VALUE MEASUREMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Obligations [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2013 Quoted prices in active markets for identical investments (level 1) [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Quoted prices in active markets for identical investments (level 1) [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2013 Significant other observable inputs (level 2) [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Significant other observable inputs (level 2) [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2013 Significant unobservable inputs (level 3) [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Significant unobservable inputs (level 3) [Member] Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits		$ 72,520,957	$ 47,355,121	$ 72,520,957	$ 47,355,121
Game license payment liabilities		39,260,000	43,660,000					39,260,000	43,660,000
Total		$ 111,780,957	$ 91,015,121	$ 72,520,957	$ 47,355,121			$ 39,260,000	$ 43,660,000
Discounted cash flow rate	3.25%